Shareholder Report	12 Months Ended
Sep. 30, 2024 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Tidal ETF Trust
Entity Central Index Key	0001742912
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2024
Gotham 1000 Value ETF
Shareholder Report [Line Items]
Fund Name	Gotham 1000 Value ETF
Class Name	Gotham 1000 Value ETF
Trading Symbol	GVLU
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Gotham 1000 Value ETF (the "Fund") for the period October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.gothametfs.com/gvlu. You can also request this information by contacting us at (855) 998-4779 or by contacting the Fund at Gotham ETFS c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(855) 998-4779
Additional Information Website	https://www.gothametfs.com/gvlu
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Gotham 1000 Value ETF	$56	0.50%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

• For the fiscal year ended September 30, 2024, the Gotham 1000 Value ETF returned 25.56% (based on NAV) and the Russell 1000 Value Index returned 27.76%.

• Top contributors and detractors by sector and stock positions are below:

Sector Contributors/Detractors

Largest Contributors:

	Contribution	Average Exposure
Industrials	6.85%	17.33%
Consumer Discretionary	4.64%	18.48%

Largest Detractor:

	Contribution	Average Exposure
Energy	-0.11%	10.87%

Stock Contributors/Detractors

Largest Contributors:

	Contribution	Average Exposure
Vistra Corp	0.64%	0.50%
Gap Inc	0.42%	0.41%

Largest Detractors:

	Contribution	Average Exposure
Leggett & Platt Inc	-0.21%	0.31%
Humana Inc	-0.18%	0.43%

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good indicator of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (Initial Investment of $10,000)
Average Annual Return [Table Text Block]

Annual Performance

Annualized Returns for the Periods Ended September 30, 2024	1 Year	Since Inception (06/07/2022)
Gotham 1000 Value ETF	25.56%	10.92%
Russell 1000 Value Total Return	27.76%	10.10%
Russell 1000 Total Return	35.68%	16.51%

Performance Inception Date	Jun. 07, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 164,769,000
Holdings Count | Holdings	515
Advisory Fees Paid, Amount	$ 778,439
Investment Company, Portfolio Turnover	199.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)

Fund Size (Thousands)	$164,769
Number of Holdings	515
Net Advisory Fee Paid	$778,439
Annual Portfolio Turnover	199%

Holdings [Text Block]

What did the Fund invest in?

(as of September 30, 2024)

Sector Breakdown

(% of net assets)

Percentages are based on total net assets. Cash & Cash Equivalents represents short-term investments, investments purchased with collateral from securities lending, and liabilities in excess of other assets.

Largest Holdings [Text Block]

Top Ten Holdings	(% of net assets)
RenaissanceRe Holdings Ltd.	0.6
Kellanova	0.6
Ingredion, Inc.	0.6
Pilgrim's Pride Corp.	0.5
Arch Capital Group Ltd.	0.5
Assurant, Inc.	0.5
Everest Group Ltd.	0.5
Humana, Inc.	0.5
Lantheus Holdings, Inc.	0.5
Conagra Brands, Inc.	0.5

Material Fund Change [Text Block]	How has the Fund changed? There were no material changes during the reporting period.
Accountant Change Statement [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with accountants during the reporting period.
Gotham Enhanced 500 ETF
Shareholder Report [Line Items]
Fund Name	Gotham Enhanced 500 ETF
Class Name	Gotham Enhanced 500 ETF
Trading Symbol	GSPY
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Gotham Enhanced 500 ETF (the "Fund") for the period October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.gothametfs.com/gspy. You can also request this information by contacting us at (855) 998-4779 or by contacting the Fund at Gotham ETFS c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(855) 998-4779
Additional Information Website	https://www.gothametfs.com/gspy
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Gotham Enhanced 500 ETF	$59	0.50%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

• For the fiscal year ended September 30, 2024, the Gotham Enhanced 500 ETF returned 34.47% (based on NAV) and the S&P 500 Total Return Index returned 36.35%.

• Top contributors and detractors by sector and stock positions are below:

Sector Contributors/Detractors

Largest Contributors:

	Contribution	Average Exposure
Information Technology	12.26%	28.41%
Communication Services	5.06%	12.45%

Largest Detractors:

(No sectors were detractors)

Stock Contributors/Detractors

Largest Contributors:

	Contribution	Average Exposure
NVIDIA Corporation	3.96%	3.68%
Microsoft Corp	2.66%	7.77%

Largest Detractors:

	Contribution	Average Exposure
Super Micro Computer Inc	-0.18%	0.16%
Pfizer Inc	-0.12%	0.23%

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good indicator of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (Initial Investment of $10,000)
Average Annual Return [Table Text Block]	Annual Performance
Annualized Returns for the Periods Ended September 30, 2024	1 Year	Since Inception (12/28/2020)
Gotham Enhanced 500 ETF	34.47%	13.67%
S&P 500® Total Return Index	36.35%	13.97%

Performance Inception Date	Dec. 28, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 491,484,000
Holdings Count | Holdings	503
Advisory Fees Paid, Amount	$ 1,950,320
Investment Company, Portfolio Turnover	144.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)

Fund Size (Thousands)	$491,484
Number of Holdings	503
Net Advisory Fee Paid	$1,950,320
Annual Portfolio Turnover	144%

Holdings [Text Block]

What did the Fund invest in?

(as of September 30, 2024)

Sector Breakdown

(% of net assets)

Percentages are based on total net assets. Cash & Cash Equivalents represents short-term investments, investments purchased with collateral from securities lending, and liabilities in excess of other assets.

Largest Holdings [Text Block]

Top Ten Holdings	(% of net assets)
Microsoft Corp.	7.4
Apple, Inc.	6.9
NVIDIA Corp.	5.4
Amazon.com, Inc.	4.5
Alphabet, Inc. - Class A	4.3
Meta Platforms, Inc. - Class A	3.4
Berkshire Hathaway, Inc. - Class B	1.9
Visa, Inc. - Class A	1.5
JPMorgan Chase & Co.	1.3
Johnson & Johnson	1.2

Material Fund Change [Text Block]	How has the Fund changed? There were no material changes during the reporting period.
Accountant Change Statement [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with accountants during the reporting period.
Gotham Short Strategies ETF
Shareholder Report [Line Items]
Fund Name	Gotham Short Strategies ETF
Class Name	Gotham Short Strategies ETF
Trading Symbol	SHRT
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Gotham Short Strategies ETF (the "Fund") for the period October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.gothametfs.com/shrt. You can also request this information by contacting us at (855) 998-4779 or by contacting the Fund at Gotham ETFS c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(855) 998-4779
Additional Information Website	https://www.gothametfs.com/shrt
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Gotham Short Strategies ETF	$152	1.51%

Expenses Paid, Amount	$ 152
Expense Ratio, Percent	1.51%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

• For the fiscal year ended September 30, 2024, the Gotham Short Strategies ETF returned 1.29% (based on NAV), the S&P 500 Total Return Index returned 36.35%, and the 50% Inverse of the S&P 500 returned -17.33%.

• The spread for the period was 7.96%.¹

• The long portfolio contributed 28.54% for the trailing twelve-month period. The short portfolio detracted -31.34% for the period.

• Top contributors and detractors by sector and stock positions are below:

Sector Contributors/Detractors

Largest Contributors:

		Contribution	Average Exposure
Long	Industrials	9.45%	25.94%
	Information Technology	4.37%	13.38%

Short	Consumer Staples	0.36%	-10.04%

Largest Detractors:

		Contribution	Average Exposure
Long	(No sectors were detractors on the long side)

Short	Information Technology	-7.90%	-32.78%
	Health Care	-4.71%	-20.99%

Stock Contributors/Detractors

Largest Contributors:

		Contribution	Average Exposure
Long	Carvana Co	1.36%	1.03%
	Tenet Healthcare Corp	0.86%	1.10%

Short	Lamb Weston Holdings Inc	0.83%	-1.83%
	Mobileye Global Inc	0.78%	-0.66%

Largest Detractors:

		Contribution	Average Exposure
Long	Align Technology Inc	-0.63%	0.97%
	Goodyear Tire & Rubber Co	-0.45%	0.95%

Short	Marvell Technology Inc	-1.50%	-2.14%
	Roblox Corporation	-1.15%	-1.48%

_______________

¹ The spread is defined as how much our long portfolio outperformed our short portfolio adjusted for leverage (i.e. 100% long the long portfolio less 100% long the short portfolio).

Performance Past Does Not Indicate Future [Text]	The Fund’s (and the Predecessor Funds’) past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (Initial Investment of $10,000) For the years September 30, 2014 through September 30, 2024
Average Annual Return [Table Text Block]

Annual Performance

Annualized Returns for the Periods Ended September 30, 2024	1 Year	5 Year	10 Year
Gotham Short Strategies ETF	1.29%	-0.41%	-2.11%
S&P 500® Total Return Index	36.35%	15.98%	13.38%
50% Inverse of the S&P 500® Total Return Index	-17.33%	-9.25%	-7.55%

Holdings [Text Block]

What did the Fund invest in?

(as of September 30, 2024)

Sector Breakdown

(% of net assets)

Percentages are based on total net assets. Cash & Cash Equivalents represents short-term investments and other assets in excess of liabilities, including unrealized depreciation on total return swap contracts.

Largest Holdings [Text Block]

Top Ten Holdings	(% of net assets)
Louisiana-Pacific Corp.	2.1
3M Co.	2.0
Target Corp.	1.9
MasTec, Inc.	1.9
NRG Energy, Inc.	1.7
FMC Corp.	1.5
Dominion Energy, Inc.	1.4
General Electric Co.	1.4
Tenet Healthcare Corp.	1.4
Devon Energy Corp.	1.4

Material Fund Change [Text Block]

How has the Fund changed?

In connection with the Reorganization, the Fund converted from a mutual fund to an ETF and assumed the assets and liabilities of the Predecessor Fund as of the close of business on November 3, 2023. All historical finanical information and other information relating to the Fund for periods prior to the closing of the Reorganization is that of the Predecessor Fund.

Accountant Change Statement [Text Block]

Changes in and Disagreements with Accountants

In connection with the Reorganization, on October 4, 2023, the Tidal ETF Trust Audit Committee approved the decision to appoint Tait, Weller & Baker LLP as the Fund's independent registered public accounting firm. Prior to the Reorganization, PricewaterhouseCoopers LLP served as the independent registered public accounting firm to the Predecessor Fund.

There were no disagreements with accountants.